Consolidated Balance Sheets - Successor [Member] - USD ($) $ in Millions	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Current assets:
Cash and cash equivalents	$ 222.9	$ 382.1	$ 459.3
Restricted cash	2.8	4.7	0.0
Accounts and notes receivable, net	833.0	820.4	865.9
Inventories	541.3	538.3	550.2
Prepaid expenses and other	82.6	62.9	50.2
Deferred income taxes	68.2	64.5	30.0
Total current assets	1,750.8	1,872.9	1,955.6
Property, plant and equipment, net	1,411.7	1,514.1	1,622.6
Goodwill	916.8	1,001.1	1,113.6
Identifiable intangibles, net	1,246.8	1,300.0	1,439.6
Deferred financing costs, net	86.8	91.0	110.6
Other assets	485.5	473.7	495.1
Total assets	5,898.4	6,252.8	6,737.1
Current liabilities:
Accounts payable	458.3	494.5	478.5
Current portion of borrowings	41.6	40.1	46.7
Deferred income taxes	6.4	7.3	5.5
Other accrued liabilities	291.7	404.8	472.7
Total current liabilities	798.0	946.7	1,003.4
Long-term borrowings	3,566.7	3,656.3	3,874.2
Accrued pensions and other long-term employee benefits	272.6	306.4	313.2
Deferred income taxes	190.6	208.2	280.4
Other liabilities	22.3	23.2	54.1
Total liabilities	$ 4,850.2	$ 5,140.8	$ 5,525.3
Commitments and contingencies
Shareholders' equity
Common shares, value	$ 229.8	$ 229.8	$ 229.1
Capital in excess of par	1,145.9	1,144.7	1,133.7
Accumulated deficit	(181.4)	(226.5)	(253.9)
Accumulated other comprehensive income (loss)	(215.4)	(103.3)	34.0
Total Axalta shareholders' equity	978.9	1,044.7	1,142.9
Noncontrolling interests	69.3	67.3	68.9
Total shareholders' equity	1,048.2	1,112.0	1,211.8
Total liabilities and shareholders' equity	$ 5,898.4	$ 6,252.8	$ 6,737.1